UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31,

Date of reporting period: November 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

NOVEMBER 30, 2007

Legg Mason Partners Adjustable Rate Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Adjustable Rate Income Fund

Semi-Annual Report  •  November 30, 2007

What’s

Inside

Fund Objective

The Fund seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite continued weakness in the housing market and a credit crunch that began in the summer of 2007, the U.S. economy was largely resilient during the six-month reporting period ended November 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The final estimate for third quarter GDP growth was 4.9%. A surge in inventory-building and robust exports supported the economy during the third calendar quarter. While initial fourth quarter 2007 GDP data will not be released until the end of January 2008, the Federal Reserve Board (“Fed”)ii, among others, anticipates that economic growth will moderate significantly.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Fed to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered the discount rate and federal funds rate in October to 5.00% and 4.50%, respectively. In December 2007, after the end of the reporting period, the Fed again reduced rates, as it cut both the discount rate and federal funds rate another 0.25% to 4.75% and 4.25%, respectively. In its statement accompanying the December meeting, the Fed stated: “Incoming information suggests that economic growth is

Legg Mason Partners Adjustable Rate Income Fund         I

slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. After falling during the first three months of 2007, yields then moved steadily higher during much of the second calendar quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended November 30, 2007, two-year Treasury yields fell from 4.92% to 3.04%. Over the same period, 10-year Treasury yields fell from 4.90% to 3.97%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 5.32%.

Increased investor risk aversion at the beginning and the end of the reporting period offset the gains in the high-yield bond market over the six months ended November 30, 2007. During that period, the Citigroup High Yield Market Indexv returned -2.99%. While high-yield bond prices rallied in the middle of the period, flights to quality in June and July, as well as in November, dragged down the sector, despite continued low default rates.

II         Legg Mason Partners Adjustable Rate Income Fund

Performance Review

For the six months ended November 30, 2007, Class A shares of Legg Mason Partners Adjustable Rate Income Fund, excluding sales charges, returned 0.32%. The Fund’s unmanaged benchmark, the Citigroup 6-Month U.S. Treasury Bill Indexvi, returned 2.44% for the same period. The Lipper Adjustable Rate Mortgage Funds Category Average1 increased 1.97% over the same time frame.

Performance Snapshot as of November 30, 2007 (excluding sales charges) (unaudited)

6 Months
Adjustable Rate Income Fund—Class A Shares	0.32%

Citigroup 6-Month U.S. Treasury Bill Index	2.44%

Lipper Adjustable Rate Mortgage Funds Category Average[1]	1.97%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -0.04%, Class C shares returned 0.14% and Class I shares returned 0.45% over the six months ended November 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yields for the period ending November 30, 2007 for Class A, B, C and I shares were 5.23%, 4.69%, 4.77% and 5.62%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated September 28, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 0.87%, 1.48%, 1.41% and 0.60%, respectively.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended November 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 13 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Adjustable Rate Income Fund         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 28, 2007

IV         Legg Mason Partners Adjustable Rate Income Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. High-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to fluctuations in yield and share price as interest rates rise and fall. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

Legg Mason Partners Adjustable Rate Income Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2007 and held for the six months ended November 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	0.32%	$1,000.00	$1,003.20	0.88%	$4.41

Class B	(0.04)	1,000.00	999.60	1.56	7.80

Class C	0.14	1,000.00	1,001.40	1.45	7.26

Class I	0.45	1,000.00	1,004.50	0.62	3.11

(1)	For the six months ended November 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.60	0.88%	$4.45

Class B	5.00	1,000.00	1,017.20	1.56	7.87

Class C	5.00	1,000.00	1,017.75	1.45	7.31

Class I	5.00	1,000.00	1,021.90	0.62	3.13

(1)	For the six months ended November 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         3

Schedule of Investments (November 30, 2007) (unaudited)

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 42.9%
$5,533,323	American Home Mortgage Assets, 4.993% due 10/25/46 (a)(b)	$5,262,789
	Banc of America Mortgage Securities Inc.:
95,180	7.247% due 3/25/33 (a)	94,898
3,541,978	4.459% due 2/25/35 (a)(b)	3,546,106
	Bear Stearns Alternate-A Trust:
419,156	5.209% due 11/25/34 (a)	409,476
1,262,738	5.039% due 4/25/35 (a)(b)	1,252,433
	Bear Stearns ARM Trust:
1,853,204	4.178% due 2/25/35 (a)(b)	1,854,650
3,878,307	5.079% due 8/25/35 (a)(b)	3,878,496
3,314,410	Bear Stearns Asset-Backed Securities Inc., 5.389% due 10/25/33 (a)(b)	3,315,014
2,314,022	Bear Stearns Second Lien Trust, 5.009% due 12/25/36 (a)(b)(c)	1,966,919
	Countrywide Home Loan Mortgage Pass-Through Trust:
3,514,729	5.289% due 12/25/17 (a)(b)	3,522,568
4,230,603	5.239% due 7/25/18 (a)(b)	4,216,404
2,119,542	4.246% due 9/25/33 (a)(b)	2,103,334
2,217,156	Deutsche Mortgage Securities Inc., 5.239% due 6/25/34 (a)(b)	2,179,145
	Federal Home Loan Mortgage Corp. (FHLMC):
784,270	5.102% due 11/15/26 (a)	784,445
695,800	STRIPS, 5.897% due 6/1/28 (a)	694,205
	Federal National Mortgage Association (FNMA):
2,911,062	5.083% due 10/25/35 (a)(b)	2,831,861
	Grantor Trust:
519,556	6.362% due 1/25/28 (a)	533,233
4,265,780	6.304% due 3/25/42 (a)(b)	4,219,724
4,971,746	6.400% due 8/25/43 (a)(b)	5,104,914
	REMIC Trust:
1,521,944	5.467% due 3/25/27 (a)	1,469,232
5,016,018	PAC, 5.183% due 8/25/33 (a)(b)	5,017,100
	Whole Loan:
686,159	5.183% due 5/25/42 (a)	674,806
3,767,705	6.429% due 8/25/42 (a)(b)	3,785,695
1,509,709	First Horizon Alternative Mortgage Securities, 5.940% due 2/25/36 (a)(b)	1,538,076
884,832	First Republican Mortgage Loan Trust, 6.238% due 6/25/30 (a)(b)	882,698
2,068,517	First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1.497% due 4/18/29 (a)	162,614
846,235	GS Mortgage Securities Corp. II, 5.090% due 3/20/23 (a)(c)	838,915
	Harborview Mortgage Loan Trust:
2,394,377	5.281% due 6/19/34 (a)(b)	2,312,409
5,165,300	5.208% due 11/19/36 (a)(b)(d)	4,945,775
178,489	IMPAC CMB Trust, 5.789% due 10/25/33 (a)	176,678
755,267	IMPAC Secured Assets Corp., 5.189% due 11/25/34 (a)	753,125
3,288,193	Indymac Index Mortgage Loan Trust, 5.407% due 10/25/35 (a)(b)	3,247,316
1,169,675	JPMorgan Commercial Mortgage Finance Corp., IO, 1.173% due 9/15/29 (a)	49,897
18,705,147	LB Commercial Conduit Mortgage Trust, IO, 0.700% due 10/15/35 (a)(e)	173,215

See Notes to Financial Statements.

4         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 42.9% (continued)
$914,595	Lehman Structured Securities Corp., 5.129% due 9/26/45 (a)(b)(c)	$910,589
918,163	MASTR ARM Trust, 7.250% due 12/25/33 (a)(b)	929,927
3,369,141	Merrill Lynch Mortgage Investors Inc., 4.488% due 2/25/35 (a)(b)	3,341,580
56,880	MLCC Mortgage Investors Inc., 5.032% due 3/15/25 (a)	56,132
1,790,678	New York Mortgage Trust Inc., 5.203% due 8/25/35 (a)(b)	1,703,554
	Residential Accredit Loans Inc.:
2,909,577	5.213% due 12/25/33 (a)(b)	2,898,798
3,900,000	5.078% due 9/25/46 (a)(b)	3,750,747
	Residential Asset Securitization Trust:
2,423,311	5.289% due 6/25/33 (a)(b)	2,398,842
	PAC:
2,612,182	5.239% due 11/25/33 (a)(b)	2,594,430
1,850,217	5.189% due 5/25/34 (a)(b)	1,831,120
3,500,021	Residential Funding Mortgage Securities I Trust, 5.273% due 6/25/33 (a)(b)	3,473,030
	Sequoia Mortgage Trust:
953,859	6.937% due 9/20/32 (a)(b)	953,194
693,173	5.328% due 6/20/33 (a)	682,364
	Structured ARM Loan Trust:
332,792	5.183% due 2/25/34 (a)	332,625
901,144	7.740% due 3/25/34 (a)(b)	927,380
1,368,956	6.098% due 11/25/34 (a)(b)	1,411,678
	Structured Asset Mortgage Investments Inc.:
1,459,226	5.473% due 7/25/32 (a)(b)	1,455,680
1,018,237	7.484% due 8/25/35 (a)(b)	1,026,510
1,381,931	5.253% due 12/27/35 (a)(b)	1,387,712
2,177,346	7.277% due 12/27/35 (a)(b)	2,209,325
1,584,179	5.073% due 9/25/47 (a)(b)(d)	1,555,961
	Structured Asset Securities Corp.:
1,835,757	5.873% due 3/25/28 (a)(b)	1,653,603
3,314,043	5.813% due 8/25/28 (a)(b)	3,195,103
469,370	6.925% due 6/25/32 (a)	468,019
398,304	7.703% due 9/25/32 (a)	397,127
1,602,702	5.373% due 4/25/33 (a)(b)	1,569,907
2,615,262	6.547% due 6/25/35 (a)(b)(c)	2,683,946
	Thornburg Mortgage Securities Trust:
399,105	5.323% due 3/25/44 (a)	399,016
2,128,401	5.123% due 7/25/45 (a)(b)	2,126,595
1,323,516	5.143% due 10/25/45 (a)(b)	1,319,177
3,281,790	Wachovia Mortgage Loan Trust LLC, 4.728% due 8/20/35 (a)(b)	3,287,273
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
1,796,882	5.903% due 5/25/46 (a)(b)(d)	1,758,454
2,147,834	5.893% due 8/25/46 (a)(b)	2,114,411
	Washington Mutual Inc.:
2,742,802	6.023% due 6/25/33 (a)(b)	2,733,291
2,033,394	5.943% due 9/25/36 (a)(b)	2,052,556
1,271,850	6.333% due 4/25/44 (a)(b)	1,283,665

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         5

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 42.9% (continued)
$1,933,111	Washington Mutual Mortgage Pass-Through Certificates, 7.453% due 11/25/30 (a)(b)	$1,926,386
	Wells Fargo Mortgage Backed Securities Trust:
3,683,877	4.617% due 11/25/34 (a)(b)	3,667,115
	PAC:
2,859,206	5.273% due 5/25/33 (a)(b)	2,830,911
1,658,354	4.500% due 6/25/33 (b)	1,650,214

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $149,706,443)	146,746,112

ASSET-BACKED SECURITIES — 12.1%
Diversified Financial Services — 2.0%
	Business Loan Express:
2,274,158	5.369% due 1/25/28 (a)(b)(c)	2,284,296
893,015	5.439% due 6/25/28 (a)(b)(c)	895,147
1,222,029	5.339% due 7/25/28 (a)(b)(c)	1,226,724
2,401,422	5.602% due 5/15/29 (a)(b)(c)	2,422,660

	Total Diversified Financial Services	6,828,827

Home Equity — 10.1%
	Amortizing Residential Collateral Trust:
3,821,485	5.573% due 7/25/32 (a)(b)	3,596,618
372,576	5.223% due 8/25/32 (a)	367,712
	Bear Stearns Asset-Backed Securities Inc.:
2,734,774	5.269% due 10/25/33 (a)(b)	2,624,321
601,656	5.239% due 12/25/33 (a)	599,916
551,449	Cendant Mortgage Corp., 5.339% due 7/25/43 (a)(c)	551,344
660,175	Centex Home Equity, 5.059% due 10/25/35 (a)	658,627
66,942	First Franklin Mortgage Loan Trust, 5.709% due 8/25/32 (a)	66,862
3,158,388	GSAMP Trust, 5.089% due 5/25/36 (a)(b)(c)(d)	2,700,422
5,889,000	New Century Home Equity Loan Trust, 5.493% due 8/25/34 (a)(b)	5,374,184
1,604,470	NovaStar Home Equity Loan Trust, 5.823% due 5/25/33 (a)(b)	1,508,108
	Renaissance Home Equity Loan Trust:
1,124,501	5.303% due 6/25/33 (a)(b)	1,105,921
990,801	5.313% due 8/25/33 (a)(b)	976,843
3,869,738	5.373% due 12/25/33 (a)(b)	3,812,434
	SACO I Trust:
587,991	5.133% due 9/25/35 (a)(b)	570,692
1,587,487	5.023% due 4/25/36 (a)	878,570
999,846	5.133% due 6/25/36 (a)(b)	959,962
4,162,055	Saxon Asset Securities Trust, 5.573% due 6/25/33 (a)(b)	4,006,867
118,169	Specialty Underwriting & Residential Finance Trust, 5.213% due 1/25/34 (a)	115,036
905,216	Structured Asset Investment Loan Trust, 5.553% due 1/25/33 (a)(b)	894,893
3,633,499	Truman Capital Mortgage Loan Trust, 5.303% due 3/25/37 (a)(b)(c)	3,088,474

	Total Home Equity	34,457,806

	TOTAL ASSET-BACKED SECURITIES (Cost — $44,211,793)	41,286,633

See Notes to Financial Statements.

6         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

CORPORATE BONDS & NOTES — 10.9%
Aerospace & Defense — 0.0%
$35,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes, 9.750% due 4/1/17 (c)	$35,438

Airlines — 0.0%
60,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	63,300

Auto Components — 0.0%
160,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	143,200

Automobiles — 0.6%
2,000,000	DaimlerChrysler NA, Holding Corp., 5.328% due 8/3/09 (a)(b)	1,994,214

Building Products — 0.1%
220,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.822% due 3/1/14	144,100

Capital Markets — 0.6%
2,000,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (b)(c)	1,911,234

Chemicals — 0.0%
35,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	29,050
20,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	21,550

	Total Chemicals	50,600

Commercial Banks — 3.4%
1,000,000	First Data Corp., 7.960% due 10/15/14 (a)	951,705
2,000,000	Glitnir Banki HF, Bond, 5.679% due 1/18/12 (a)(b)(c)	1,935,584
	HSBC Bank PLC:
100,000	10.999% due 8/20/12 (a)	91,350
	Medium-Term Notes:
2,000,000	8.010% due 7/20/12 (a)(b)(c)	1,645,000
100,000	10.749% due 8/20/12 (a)	90,500
2,000,000	Landsbanki Islands HF, Senior Notes, 6.205% due 8/25/09 (a)(b)(c)	1,995,760
970,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (b)(c)	912,673
690,000	TuranAlem Finance BV, Bond, 6.555% due 1/22/09 (a)(c)	632,557
880,000	VTB Capital SA, 6.660% due 11/2/09 (a)(c)	880,590
2,360,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.511% due 8/1/08 (a)(b)(c)	2,339,350

	Total Commercial Banks	11,475,069

Commercial Services & Supplies — 0.0%
30,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	28,650
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	41,800
50,000	Rental Services Corp., 9.500% due 12/1/14	46,625

	Total Commercial Services & Supplies	117,075

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         7

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Containers & Packaging — 0.1%
$35,000	Graham Packaging Co. Inc., 8.500% due 10/15/12	$32,813
30,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	29,850
110,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	111,100
45,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	43,425

	Total Containers & Packaging	217,188

Diversified Consumer Services — 0.0%
20,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	18,700

Diversified Financial Services — 0.7%
90,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.700% due 10/1/12	77,850
30,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	30,000
750,000	Merna Reinsurance Ltd., Subordinated Notes, 6.981% due 7/7/10 (a)(c)	746,287
2,000,000	Residential Capital LLC, Senior Notes, 7.814% due 4/17/09 (a)(b)	1,495,000

	Total Diversified Financial Services	2,349,137

Diversified Telecommunication Services — 1.0%
	Citizens Communications Co.:
30,000	7.050% due 10/1/46	24,600
10,000	Senior Notes, 7.875% due 1/15/27	9,650
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	218,400
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	99,500
65,000	Level 3 Financing Inc., 9.250% due 11/1/14	58,662
60,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	61,200
200,000	Qwest Communications International Inc., Senior Notes, 8.369% due 2/15/09 (a)	201,000
180,000	Qwest Corp., Notes, 8.944% due 6/15/13 (a)	185,850
2,000,000	Telecom Italia Capital, 5.819% due 7/18/11 (a)(b)	1,960,526
280,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16 (b)	280,000
130,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	135,525

	Total Diversified Telecommunication Services	3,234,913

Electric Utilities — 0.0%
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	32,850

Energy Equipment & Services — 0.1%
35,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	33,425
170,000	Key Energy Services Inc., 8.375% due 12/1/14 (c)	171,275

	Total Energy Equipment & Services	204,700

Health Care Equipment & Supplies — 0.0%
10,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	9,150

Health Care Providers & Services — 0.3%
40,000	Community Health Systems Inc., 8.875% due 7/15/15	40,600
65,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	63,538
276,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (f)	287,730
63,704	IASIS Healthcare LLC, IASIS Capital Corp., 7.340% due 5/1/14 (a)	60,638

See Notes to Financial Statements.

8         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 0.3% (continued)
	Tenet Healthcare Corp., Senior Notes:
$371,000	9.875% due 7/1/14	$351,522
189,000	9.250% due 2/1/15	175,298
5,000	Universal Hospital Services Inc., Secured Notes, 8.500% due 6/1/15 (c)(f)	5,025
50,000	US Oncology Holdings Inc., 10.759% due 3/15/12 (f)	42,500

	Total Health Care Providers & Services	1,026,851

Hotels, Restaurants & Leisure — 0.1%
25,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	12,063
15,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	14,625
	MGM MIRAGE Inc., Senior Notes:
100,000	5.875% due 2/27/14	91,125
45,000	7.500% due 6/1/16	44,437
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	37,800

	Total Hotels, Restaurants & Leisure	200,050

Independent Power Producers & Energy Traders — 0.5%
	AES Corp.:
220,000	7.750% due 10/15/15 (c)	219,450
110,000	8.000% due 10/15/17 (c)	110,000
40,000	Dynegy Holdings Inc., 7.750% due 6/1/19	36,200
	Edison Mission Energy:
20,000	7.200% due 5/15/19	19,200
30,000	7.625% due 5/15/27	28,125
	Energy Future Holdings, Senior Notes:
200,000	10.875% due 11/1/17 (c)	197,000
1,100,000	11.250% due 11/1/17 (b)(c)(f)	1,086,250
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	68,600

	Total Independent Power Producers & Energy Traders	1,764,825

IT Services — 0.0%
20,000	Ceridian Corp., 12.250% due 11/15/15 (c)(f)	18,950
60,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	62,100
10,000	Vangent Inc., 9.625% due 2/15/15	8,700

	Total IT Services	89,750

Machinery — 0.0%
40,000	Terex Corp., 8.000% due 11/15/17	40,400

Media — 0.7%
50,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	50,125
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
10,000	Senior Accreting Notes, 12.125% due 1/15/15	6,950
45,000	Senior Notes, 11.750% due 5/15/14	30,825
110,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	96,250
180,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	182,700
25,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	23,500
120,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (c)	113,700

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         9

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Media — 0.7% (continued)
$30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	$29,400
2,000,000	Viacom Inc., Senior Notes, 6.044% due 6/16/09 (a)(b)	1,993,406
10,000	XM Satellite Radio Inc., Senior Notes, 9.411% due 5/1/13 (a)	9,800

	Total Media	2,536,656

Metals & Mining — 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	108,250
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	31,200
25,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (c)(f)	21,812
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	18,750
40,000	Ryerson Inc., 12.000% due 11/1/15 (c)	39,450
15,000	Steel Dynamics Inc., 7.375% due 11/1/12 (c)	14,963
25,000	Tube City IMS Corp., 9.750% due 2/1/15	23,875

	Total Metals & Mining	258,300

Multiline Retail — 0.0%
	Dollar General Corp.:
20,000	Senior Notes, 10.625% due 7/15/15 (c)	18,300
40,000	Senior Subordinated Notes, 11.875% due 7/15/17 (c)(f)	32,200
40,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	42,700

	Total Multiline Retail	93,200

Oil, Gas & Consumable Fuels — 1.9%
2,000,000	Anadarko Petroleum Corp., Senior Notes, 6.094% due 9/15/09 (a)(b)	1,974,416
35,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	35,525
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	141,004
70,000	Enterprise Products Operating LP, 7.034% due 1/15/68 (a)	65,258
35,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	34,213
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14 (c)	29,400
50,000	8.250% due 12/15/14 (c)	49,500
35,000	Overseas Shipholding Group Inc., 8.250% due 3/15/13	35,962
4,120,000	Pemex Project Funding Master Trust, Senior Notes, 6.180% due 12/3/12 (a)(b)(c)	4,083,950
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	24,875
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	14,175
	Williams Cos. Inc., Notes:
40,000	8.161% due 5/1/09 (a)(c)	40,450
80,000	8.750% due 3/15/32	97,000

	Total Oil, Gas & Consumable Fuels	6,625,728

Paper & Forest Products — 0.0%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
15,000	6.000% due 6/20/13	10,350
10,000	8.375% due 4/1/15	7,600
	Abitibi-Consolidated Inc.:
25,000	Debentures, 7.400% due 4/1/18	17,125
20,000	Notes, 8.550% due 8/1/10	17,500

See Notes to Financial Statements.

10         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Paper & Forest Products — 0.0% (continued)
$50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	$49,250
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	28,950

	Total Paper & Forest Products	130,775

Pharmaceuticals — 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	71,550

Real Estate Management & Development — 0.0%
70,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (c)	46,025

Road & Rail — 0.0%
80,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	83,200

Specialty Retail — 0.0%
20,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	17,100

Textiles, Apparel & Luxury Goods — 0.0%
25,000	Levi Strauss & Co., Senior Notes, 8.875% due 4/1/16	24,500
17,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	16,958

	Total Textiles, Apparel & Luxury Goods	41,458

Tobacco — 0.0%
	Alliance One International Inc.:
10,000	8.500% due 5/15/12	9,750
10,000	Senior Notes, 11.000% due 5/15/12	10,550

	Total Tobacco	20,300

Trading Companies & Distributors — 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	88,500
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	37,200
65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	60,125

	Total Trading Companies & Distributors	185,825

Transportation Infrastructure — 0.0%
70,000	Saint Acquisition Corp., Senior Secured Notes, 12.619% due 5/15/15 (a)(c)	37,450

Wireless Telecommunication Services — 0.6%
5,000	MetroPCS Wireless Inc., 9.250% due 11/1/14	4,762
20,000	Rural Cellular Corp., Senior Subordinated Notes, 8.621% due 6/1/13 (a)(c)	20,400
2,000,000	Vodafone Group PLC, 5.785% due 2/27/12 (a)(b)	1,955,898

	Total Wireless Telecommunication Services	1,981,060

	TOTAL CORPORATE BONDS & NOTES (Cost — $38,969,979)	37,251,371

COLLATERALIZED SENIOR LOANS — 10.4%
Aerospace & Defense — 0.5%
	Dubai Aerospace Enterprise, Term Loan:
334,528	7.803% due 7/31/09 (a)	334,110
286,738	8.933% due 7/31/14 (a)	284,588

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         11

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Aerospace & Defense — 0.5% (continued)
$378,734	9.033% due 7/31/14 (a)	$375,893
784,743	Hawker Beechcraft, Term Loan B, 7.193% due 3/26/14 (a)	753,475

	Total Aerospace & Defense	1,748,066

Auto Components — 0.3%
1,000,000	Allison Transmission, Term Loan B, 8.170% due 8/7/14 (a)	936,667

Commercial Services & Supplies — 0.3%
1,000,000	US Investigations Services Inc., Term Loan B, 8.238% due 2/21/15 (a)	957,500

Diversified Consumer Services — 0.5%
978,191	Education Management, Term Loan C, 7.000% due 6/15/13 (a)	930,626
1,000,000	Thomson Learning Hold, Term Loan B, 8.100% due 7/5/14 (a)	951,806

	Total Diversified Consumer Services	1,882,432

Diversified Financial Services — 0.8%
1,000,000	Chrysler Financial, Term Loan B, 9.360% due 8/3/12 (a)	978,352
997,494	Iconix, Term Loan B, 7.450% due 5/1/14 (a)	952,606
1,000,000	Sally Holdings LLC, Term Loan B, 7.519% due 11/15/13 (a)	963,036

	Total Diversified Financial Services	2,893,994

Diversified Telecommunication Services — 0.3%
997,459	Cablevision Systems Corp., Term Loan B, 6.875% due 3/30/13 (a)	947,808

Electric Utilities — 0.3%
1,000,000	TPF Generation Holdings LLC, Term Loan B, 8.396% due 10/10/14 (a)	983,750

Food Products — 0.5%
997,462	Bolthouse Farms Inc., Term Loan B, 7.500% due 12/16/12 (a)	983,124
	Dole Food Co.:
94,090	5.160% due 4/1/13 (a)	88,750
208,527	Tranche B Term Loan, 7.576% due 4/12/13 (a)	196,693
695,090	Tranche C Term Loan, 7.471% due 4/12/13 (a)	655,643

	Total Food Products	1,924,210

Health Care Equipment & Supplies — 0.3%
	Bausch & Lomb Inc.:
800,000	Term Loan, 8.143% due 4/11/15 (a)	796,950
200,000	Term Loan B, 8.250% due 4/11/15 (a)	199,238

	Total Health Care Equipment & Supplies	996,188

Health Care Providers & Services — 1.4%
	Community Health Systems Inc.:
61,872	Term Loan, 7.510% due 7/2/14 (a)	59,351
938,128	Term Loan B, 7.560% due 7/2/14 (a)	899,910
997,487	HCA Inc., Term Loan B, 7.610% due 11/1/13 (a)	957,432
997,494	Health Management Association, Term Loan B, 7.110% due 1/16/14 (a)	937,367
	IASIS Healthcare LLC, Term Loan:
695,657	7.067% due 5/1/14 (a)	662,179

See Notes to Financial Statements.

12         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 1.4% (continued)
$238,891	5.700% due 5/3/14 (a)	$227,394
997,500	Vanguard Health, Term Loan B, 7.610% due 5/18/11 (a)	967,575

	Total Health Care Providers & Services	4,711,208

Hotels, Restaurants & Leisure — 1.7%
1,000,000	Aramark Corp., Term Loan, 7.475% due 1/31/14 (a)	956,500
1,000,000	Cinemark USA Inc., Term Loan B, 6.749% due 10/5/13 (a)	955,156
	Golden Nugget Inc., Term Loan:
363,636	7.350% due 6/8/14 (a)	346,364
636,364	7.320% due 6/14/14 (a)	606,136
	Las Vegas Sands LLC, Term Loan:
200,000	7.100% due 5/8/14 (a)	189,432
798,000	7.110% due 5/8/14 (a)	755,833
997,500	Six Flags, Term Loan B, 7.249% due 5/31/13 (a)	926,117
1,000,000	Tropicana Entertainment, Term Loan B, 7.610% due 12/15/11 (a)	968,906

	Total Hotels, Restaurants & Leisure	5,704,444

Household Products — 0.3%
997,494	Yankee Candle, Term Loan B, 7.360% due 1/15/14 (a)	938,891

Independent Power Producers & Energy Traders — 0.1%
498,747	NRG Energy Inc., Term Loan, 7.110% due 2/1/13 (a)	476,428

Media — 1.4%
1,000,000	Charter Communications, Term Loan B, 7.360% due 3/15/14 (a)	934,038
1,000,000	Idearc Inc., Term Loan B, 7.360% due 11/1/14 (a)	959,716
997,500	LodgeNet Entertainment Corp., Term Loan B, 7.200% due 4/4/14 (a)	950,742
	Univision Communications Inc.:
966,443	Term Loan B, 7.204% due 9/15/14 (a)	888,826
33,557	Term Loan B, 7.600% due 9/15/14 (a)	30,862
1,000,000	UPC, Term Loan N, 7.130% due 3/30/14 (a)	945,625

	Total Media	4,709,809

Multiline Retail — 0.3%
1,000,000	Neiman Marcus Group Inc., Term Loan B, 7.448% due 3/13/13 (a)	964,000

Oil, Gas & Consumable Fuels — 0.3%
	Ashmore Energy International:
95,952	Synthetic Revolving Credit Facility, 8.198% due 3/30/14 (a)	92,593
904,048	Term Loan, 8.198% due 3/30/14 (a)	872,407

	Total Oil, Gas & Consumable Fuels	965,000

Paper & Forest Products — 0.3%
997,462	Georgia-Pacific Corp., Term Loan, 7.420% due 12/23/13 (a)	949,192

Specialty Retail — 0.5%
997,494	Amscan Holdings Inc., Term Loan B, 7.485% due 5/1/13 (a)	940,138
997,481	Michaels Stores, Inc., Term Loan B, 7.638% due 10/31/13 (a)	919,496

	Total Specialty Retail	1,859,634

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         13

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Wireless Telecommunication Services — 0.3%
$1,000,000	Centennial Cellular Operating Co., Term Loan C, 7.373% due 2/9/11 (a)	$975,000

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $35,801,171)	35,524,221

MORTGAGE-BACKED SECURITIES — 17.0%
FHLMC — 1.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
1,000,000	Gold, 6.000% due 12/12/37 (g)	1,015,156
5,331,227	One Year CMT ARM, 4.853% due 3/1/33 (a)	5,419,432

	Total FHLMC	6,434,588

FNMA — 15.1%
	Federal National Mortgage Association (FNMA):
29,200,000	5.000% due 12/12/37-1/14/38 (g)	28,620,555
1,350,000	5.500% due 12/12/37 (g)	1,352,321
20,300,000	6.000% due 12/12/37 (g)	20,633,042
1,000,000	6.500% due 12/12/37 (g)	1,028,594

	Total FNMA	51,634,512

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $56,908,507)	58,069,100

SOVEREIGN BOND — 0.6%
Russia — 0.6%
1,965,150	Russian Federation, 7.500% due 3/31/30 (b)(c) (Cost — $2,224,441)	2,234,130

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.3%
U.S. Government Agencies — 20.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
89,587	7.600% due 8/1/29 (a)	91,586
596,783	7.210% due 8/1/32 (a)	609,182
311,535	7.475% due 8/1/32 (a)	315,860
	5/1 Hybrid ARM:
284,051	7.073% due 12/1/26 (a)	287,825
634,143	7.339% due 7/1/29 (a)	646,442
159,349	7.439% due 7/1/29 (a)	161,998
2,762,300	3.946% due 7/1/33 (a)	2,774,731
	Five Year CMT ARM:
236,499	7.935% due 8/1/25 (a)	243,814
47,273	6.384% due 12/1/30 (a)	48,490
	Gold Fifteen Year:
1,704	6.000% due 5/1/08	1,708
2,219	6.000% due 6/1/08	2,226
8,092	6.000% due 11/1/08	8,126
68,073	6.000% due 3/1/09	68,412
10,816	6.000% due 4/1/09	10,877
10,612	6.000% due 7/1/09	10,713

See Notes to Financial Statements.

14         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 20.3% (continued)
$39,860	6.000% due 3/1/11	$40,741
77,247	6.000% due 5/1/11	78,953
89,621	6.000% due 6/1/11	91,523
427,174	6.500% due 9/1/14	441,826
507,647	6.000% due 10/1/15	520,373
588,087	6.000% due 4/1/17	601,741
198,895	6.000% due 5/1/17	203,492
347,456	6.000% due 6/1/17	355,488
14,514	Gold Thirty Year, 6.500% due 4/1/29	15,042
	One Year CMT ARM:
305,121	7.148% due 12/1/23 (a)	312,677
232,385	6.375% due 2/1/24 (a)	237,761
1,189,165	7.006% due 4/1/26 (a)	1,203,396
2,004,542	7.088% due 6/1/29 (a)	2,028,755
594,759	7.384% due 7/1/29 (a)	601,607
383,877	7.359% due 3/1/31 (a)	388,520
6,435	7.075% due 5/1/31 (a)	6,471
1,191,623	6.926% due 10/1/33 (a)	1,203,613
3,515,714	One Year LIBOR, 4.076% due 5/1/33 (a)	3,526,435
88,408	Six Month LIBOR, 7.423% due 7/1/27 (a)	88,904
188,861	Three Year CMT ARM, 6.094% due 12/1/30 (a)	195,591
	Federal National Mortgage Association (FNMA):
1,485,547	11th District COFI, 5.796% due 2/1/31 (a)	1,506,296
228,033	Fifteen Year, 5.500% due 3/1/11	230,463
854,228	Five Year CMT ARM, 6.441% due 5/1/30 (a)	887,636
	One Year CMT ARM:
456,610	7.196% due 11/1/18 (a)	471,395
201,522	7.246% due 4/1/20 (a)	204,069
192,392	7.206% due 7/1/21 (a)	194,030
98,790	7.222% due 8/1/22 (a)	101,911
137,786	7.361% due 7/1/23 (a)	139,772
259,288	6.461% due 8/1/23 (a)	258,257
365,589	7.338% due 2/1/24 (a)	371,714
108,017	7.106% due 12/1/25 (a)	110,180
275,280	7.161% due 1/1/27 (a)	279,105
877,734	7.330% due 7/1/27 (a)	889,741
256,752	6.251% due 8/1/27 (a)	259,919
57,693	6.968% due 2/1/28 (a)	58,346
188,933	7.200% due 3/1/28 (a)	190,874
633,084	5.927% due 2/1/29 (a)	659,691
727,002	6.862% due 8/1/29 (a)	750,276
713,279	7.129% due 11/1/29 (a)	721,046
302,195	6.576% due 1/1/30 (a)	310,900
326,418	6.460% due 5/1/30 (a)	336,420
221,472	7.065% due 9/1/30 (a)	232,309
1,289,789	7.449% due 12/1/30 (a)	1,310,347

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         15

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 20.3% (continued)
$235,055	7.235% due 1/1/31 (a)	$236,266
332,862	7.012% due 2/1/31 (a)	339,572
366,596	7.196% due 3/1/31 (a)	372,951
201,178	6.474% due 4/1/31 (a)	205,643
532,924	6.860% due 4/1/31 (a)	546,498
498,684	7.167% due 7/1/31 (a)	506,686
1,314,065	6.116% due 9/1/31 (a)	1,346,295
202,579	6.224% due 9/1/31 (a)	211,424
490,869	6.326% due 10/1/31 (a)	494,415
203,476	7.090% due 3/1/32 (a)	206,077
72,859	6.875% due 6/1/32 (a)	72,814
1,255,839	5.891% due 7/1/32 (a)	1,300,372
970,374	6.671% due 9/1/32 (a)	984,578
169,825	7.165% due 11/1/32 (a)	172,809
2,230,931	5.172% due 12/1/32 (a)	2,282,955
922,133	4.541% due 1/1/33 (a)	937,809
679,021	7.290% due 1/1/33 (a)	686,017
1,969,370	4.025% due 5/1/33 (a)	2,000,416
	One Year LIBOR:
424,669	6.814% due 8/1/32 (a)	429,501
1,095,446	4.980% due 11/1/32 (a)	1,102,951
	Six Month CD ARM:
679,649	6.368% due 12/1/20 (a)	684,170
75,188	6.877% due 6/1/24 (a)	76,090
510,585	7.254% due 7/1/24 (a)	519,494
1,137,979	7.046% due 9/1/24 (a)	1,149,482
450,361	7.150% due 9/1/24 (a)	455,328
	Six Month LIBOR:
176,480	6.750% due 11/1/31 (a)	176,029
749,113	7.332% due 1/1/33 (a)	761,381
1,091,360	4.688% due 4/1/33 (a)	1,106,090
182,251	7.405% due 4/1/33 (a)	183,249
2,976,361	4.559% due 5/1/33 (a)	2,994,406
2,501,766	4.440% due 6/1/33 (a)	2,512,630
	Three Year CMT ARM:
130,489	5.225% due 9/1/21 (a)	132,025
2,552,584	6.789% due 6/1/30 (a)	2,649,559
23,416	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	23,532
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
228,898	6.375% due 2/20/16 (a)	232,756
271,485	6.375% due 6/20/17 (a)	275,447
786,584	5.625% due 9/20/20 (a)	796,175
442,914	6.375% due 3/20/21 (a)	451,031
1,593,420	6.375% due 6/20/22 (a)	1,617,278
361,661	5.625% due 8/20/22 (a)	365,364

See Notes to Financial Statements.

16         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 20.3% (continued)
$940,068	6.125% due 10/20/22 (a)	$953,570
479,478	6.125% due 11/20/22 (a)	486,376
193,972	6.125% due 12/20/22 (a)	196,640
339,653	6.375% due 5/20/23 (a)	344,542
249,852	6.375% due 1/20/24 (a)	253,928
564,677	6.375% due 3/20/24 (a)	573,713
310,320	6.375% due 5/20/26 (a)	315,003
584,069	5.625% due 9/20/27 (a)	589,734
592,099	6.125% due 10/20/27 (a)	600,966
1,063,997	6.375% due 4/20/32 (a)	1,078,781
397,163	6.375% due 5/20/32 (a)	402,682
2,127,059	5.625% due 7/20/32 (a)	2,150,255
1,626,609	5.625% due 8/20/32 (a)	1,644,405
357,482	5.625% due 9/20/32 (a)	361,270

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $69,655,120)	69,449,026

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $397,477,454)	390,560,593

SHORT-TERM INVESTMENTS — 1.3%
U.S. Government Agency — 0.4%
1,500,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (h)(i)	1,481,778

Repurchase Agreement — 0.9%
2,977,000	Morgan Stanley tri-party repurchase agreement dated 11/30/07, 4.500% due 12/3/07; Proceeds at maturity — $2,978,116; (Fully collateralized by U.S. government agency obligation, 3.250% due 2/25/08; Market value — $3,065,421) (b)	2,977,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,454,664)	4,458,778

	TOTAL INVESTMENTS — 115.5% (Cost — $401,932,118#)	395,019,371
	Liabilities in Excess of Other Assets — (15.5)%	(53,099,371)

	TOTAL NET ASSETS — 100.0%	$341,920,000

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, and written options.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         17

Schedule of Investments (November 30, 2007) (unaudited) (continued)

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
96	U.S. Treasury Notes 10 Year Futures, Call (Premium received — $70,395)	2/22/08	$111.00	$264,000

See Notes to Financial Statements.

18         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (November 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $401,932,118)	$395,019,371
Cash	1,927
Receivable for securities sold	24,140,361
Interest receivable	1,701,525
Principal paydown receivable	872,693
Receivable for Fund shares sold	844,808
Receivable from broker — variation margin on open futures contracts	5,794
Prepaid expenses	29,952

Total Assets	422,616,431

LIABILITIES:
Payable for securities purchased	79,829,785
Options written, at value (premium received $70,395)	264,000
Investment management fee payable	156,692
Distribution fees payable	127,334
Payable for Fund shares repurchased	116,517
Distributions payable	77,146
Trustees’ fees payable	18,202
Accrued expenses	106,755

Total Liabilities	80,696,431

Total Net Assets	$341,920,000

NET ASSETS:
Par value (Note 6)	$369
Paid-in capital in excess of par value	399,542,508
Overdistributed net investment income	(502,738)
Accumulated net realized loss on investments, futures contracts and options written	(49,561,869)
Net unrealized depreciation on investments, futures contracts and options written	(7,558,270)

Total Net Assets	$341,920,000

Shares Outstanding:
Class A	19,652,280

Class B	457,627

Class C	14,887,801

Class I	1,875,711

Net Asset Value:
Class A (and redemption price)	$9.29

Class B *	$9.20

Class C (and redemption price)	$9.25

Class I (and redemption price)	$9.28

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$9.50

*	Redemption price per share is NAV of Class B shares reduced by a 5.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         19

Statement of Operations (For the six months ended November 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$10,295,733

EXPENSES:
Investment management fee (Note 2)	998,771
Distribution fees (Notes 2 and 4)	826,260
Transfer agent fees (Note 4)	47,148
Legal fees	36,545
Shareholder reports (Note 4)	35,523
Registration fees	29,333
Audit and tax	25,239
Trustees’ fees	13,308
Custody fees	5,537
Insurance	4,697
Miscellaneous expenses	7,611

Total Expenses	2,029,972
Less: Fees paid indirectly (Note 1)	(2,230)

Net Expenses	2,027,742

Net Investment Income	8,267,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND OPTIONS WRITTEN (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment Transactions	1,108,899
Futures contracts	(3,016,477)
Options written	11,078

Net Realized Loss	(1,896,500)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(5,218,123)
Futures contracts	(154,897)
Options written	(193,605)

Change in Net Unrealized Appreciation/Depreciation	(5,566,625)

Net Loss on Investments, Futures Contracts and Options Written	(7,463,125)

Increase in Net Assets From Operations	$804,866

See Notes to Financial Statements.

20         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended November 30, 2007 (unaudited) and the year ended May 31, 2007

	November 30	May 31
OPERATIONS:
Net investment income	$8,267,991	$17,549,996
Net realized loss	(1,896,500)	(1,785,784)
Change in net unrealized appreciation/depreciation	(5,566,625)	3,690,159
Increase from payment by affiliate	—	27,000

Increase in Net Assets From Operations	804,866	19,481,371

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(8,836,288)	(20,286,085)

Decrease in Net Assets From Distributions to Shareholders	(8,836,288)	(20,286,085)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	32,489,951	101,364,128
Reinvestment of distributions	7,765,068	16,978,538
Cost of shares repurchased	(75,929,865)	(319,018,750)

Decrease in Net Assets From Fund Share Transactions	(35,674,846)	(200,676,084)

Decrease in Net Assets	(43,706,268)	(201,480,798)
NET ASSETS:
Beginning of period	385,626,268	587,107,066

End of period*	$341,920,000	$385,626,268

* Includes undistributed (overdistributed) net investment income of:	$(502,738)	$65,559

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         21

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$9.50		$9.52		$9.62		$9.64	$9.78	$9.80

Income (Loss) From Operations:
Net investment income	0.23		0.38		0.30		0.19	0.14	0.21
Net realized and unrealized gain (loss)	(0.20)		0.04		(0.03)		0.01	(0.08)	0.07

Total Income From Operations	0.03		0.42		0.27		0.20	0.06	0.28

Less Distributions From:
Net investment income	(0.24)		(0.44)		(0.37)		(0.22)	(0.20)	(0.29)
Return of capital	—		—		—		—	—	(0.01)

Total Distributions	(0.24)		(0.44)		(0.37)		(0.22)	(0.20)	(0.30)

Net Asset Value, End of Period	$9.29		$9.50		$9.52		$9.62	$9.64	$9.78

Total Return(3)	0.32%		4.53	%(4)	2.88%		2.13%	0.64%	2.87%

Net Assets, End of Period (millions)	$183		$194		$210		$311	$536	$1,089

Ratios to Average Net Assets:
Gross expenses	0.88	%(5)(6)	0.92	%(7)	0.90%		0.96%	0.94%	0.95%
Net expenses	0.88	(5)(6)	0.90	(7)(8)	0.87	(8)	0.94 (8)	0.94	0.95
Net investment income	4.78	(5)	4.03		3.18		1.92	1.49	2.13

Portfolio Turnover Rate	102%		49	%(9)	25	%(9)	20%	42%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended November 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

(5)	Annualized.

(6)	There was no impact to the expense ratios as a result of fees paid indirectly.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.87%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 81% and 27% for the years ended May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

22         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$9.41		$9.43		$9.53		$9.55	$9.69	$9.72

Income (Loss) From Operations:
Net investment income	0.19		0.32		0.25		0.14	0.10	0.16
Net realized and unrealized gain (loss)	(0.19)		0.04		(0.03)		0.02	(0.09)	0.06

Total Income From Operations	—		0.36		0.22		0.16	0.01	0.22

Less Distributions From:
Net investment income	(0.21)		(0.38)		(0.32)		(0.18)	(0.15)	(0.24)
Return of capital	—		—		—		—	—	(0.01)

Total Distributions	(0.21)		(0.38)		(0.32)		(0.18)	(0.15)	(0.25)

Net Asset Value, End of Period	$9.20		$9.41		$9.43		$9.53	$9.55	$9.69

Total Return(3)	(0.04)%		3.88	%(4)	2.32%		1.64%	0.15%	2.28%

Net Assets, End of Period (000s)	$4,210		$5,397		$10,510		$18,045	$23,941	$37,531

Ratios to Average Net Assets:
Gross expenses	1.56	%(5)(6)	1.54	%(7)	1.47%		1.46%	1.45%	1.47%
Net expenses	1.56	(5)(6)	1.52	(7)(8)	1.46	(8)	1.45 (8)	1.45	1.47
Net investment income	4.12	(5)	3.41		2.62		1.46	1.01	1.68

Portfolio Turnover Rate	102%		49	%(9)	25	%(9)	20%	42%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended November 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

(5)	Annualized.

(6)	There was no impact to the expense ratios as a result of fees paid indirectly.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.48%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 81% and 27% for the years ended May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$9.45		$9.47		$9.58		$9.60	$9.74	$9.76

Income (Loss) From Operations:
Net investment income	0.20		0.33		0.25		0.14	0.10	0.16
Net realized and unrealized gain (loss)	(0.19)		0.04		(0.04)		0.02	(0.08)	0.07

Total Income From Operations	0.01		0.37		0.21		0.16	0.02	0.23

Less Distributions From:
Net investment income	(0.21)		(0.39)		(0.32)		(0.18)	(0.16)	(0.25)
Return of capital	—		—		—		—	—	(0.00	)(3)

Total Distributions	(0.21)		(0.39)		(0.32)		(0.18)	(0.16)	(0.25)

Net Asset Value, End of Period	$9.25		$9.45		$9.47		$9.58	$9.60	$9.74

Total Return(4)	0.14%		3.97	%(5)	2.23%		1.66%	0.17%	2.38%

Net Assets, End of Period (millions)	$138		$169		$248		$432	$720	$1,292

Ratios to Average Net Assets:
Gross expenses	1.45	%(6)(7)	1.46	%(8)	1.45%		1.43%	1.42%	1.42%
Net expenses	1.45	(6)(7)	1.44	(8)(9)	1.43	(9)	1.42 (9)	1.42	1.42
Net investment income	4.23	(6)	3.49		2.63		1.46	1.02	1.65

Portfolio Turnover Rate	102%		49	%(10)	25	%(10)	20%	42%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended November 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

(6)	Annualized.

(7)	There was no impact to the expense ratios as a result of fees paid indirectly.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.41%.

(9)	Reflects fee waivers and/or expense reimbursements.

(10)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 81% and 27% for the years ended May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

24         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class I Shares(1)	2007(2)	2007	2006	2005	2004	2003(3)
Net Asset Value, Beginning of Period	$9.49	$9.51	$9.61	$9.64	$9.78	$9.81

Income (Loss) From Operations:
Net investment income	0.24	0.40	0.33	0.23	0.17	0.13
Net realized and unrealized gain (loss)	(0.20)	0.05	(0.03)	(0.01)	(0.07)	0.02

Total Income From Operations	0.04	0.45	0.30	0.22	0.10	0.15

Less Distributions From:
Net investment income	(0.25)	(0.47)	(0.40)	(0.25)	(0.24)	(0.18)
Return of capital	—	—	—	—	—	(0.00	)(4)

Total Distributions	(0.25)	(0.47)	(0.40)	(0.25)	(0.24)	(0.18)

Net Asset Value, End of Period	$9.28	$9.49	$9.51	$9.61	$9.64	$9.78

Total Return(5)	0.45%	4.80	%(6)	3.15%	2.36%	0.99%	1.55%

Net Assets, End of Period (000s)	$17,402	$17,253	$118,170	$169,522	$81,230	$73,390

Ratios to Average Net Assets:
Gross expenses	0.62	%(7)(8)	0.65	%(9)	0.63%	0.63%	0.62%	0.65	%(7)
Net expenses	0.62	(7)(8)	0.63	(9)(10)	0.63	(10)	0.62	(10)	0.62	0.65	(7)
Net investment income	5.07	(7)	4.18	3.41	2.39	1.76	2.14	(7)

Portfolio Turnover Rate	102%	49	%(11)	25	%(11)	20%	42%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended November 30, 2007 (unaudited).

(3)	For the period October 17, 2002 (inception date) to May 31, 2003.

(4)	Amount represents less than $0.01 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.

(7)	Annualized.

(8)	There was no impact to the expense ratios as a result of fees paid indirectly.

(9)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.60%.

(10)	Reflects fee waivers and/or expense reimbursements.

(11)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 81% and 27% for the years ended May 31, 2007 and May 31, 2006, respectively.

See Notes to Financial Statements.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

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Notes to Financial Statements (unaudited) (continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest

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Notes to Financial Statements (unaudited) (continued)

coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

(i) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(j) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (unaudited) (continued)

(k) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an average of the Fund’s daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, will serve as the Fund’s sole and exclusive distributor, effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase

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Notes to Financial Statements (unaudited) (continued)

payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Class C shares have been issued at net asset value without a sales charge or CDSC. However, if you acquire Class C shares by exchange from another fund whose Class C shares are subject to a deferred sales charge, you will be subject to a 1.00% deferred sales charge if you redeem such shares within one year from the date of purchase of the original shares.

For the six months ended November 30, 2007, LMIS and its affiliates received sales charges of approximately $300 on sales of the Fund’s Class A shares. In addition, for the six months ended November 30, 2007, CDSCs paid to LMIS and its affiliates for Class B shares were $5,200.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended November 30, 2007, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$54,185,659	$369,250,392

Sales	64,828,296	342,081,923

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,924,277
Gross unrealized depreciation	(8,837,024)

Net Unrealized Depreciation	$(6,912,747)

At November 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	181	12/07	$43,019,605	$43,057,638	$38,033
Eurodollar	70	3/08	16,718,287	16,770,250	51,963
Eurodollar	5	6/08	1,200,700	1,203,375	2,675
Eurodollar	5	9/08	1,203,188	1,206,188	3,000
Eurodollar	5	12/08	1,203,850	1,207,062	3,212
Eurodollar	5	3/09	1,203,125	1,206,750	3,625
Eurodollar	5	6/09	1,201,425	1,205,375	3,950
Eurodollar	5	9/09	1,199,725	1,203,687	3,962
U.S. Treasury 2 Year Notes	37	3/08	7,777,748	7,774,047	(3,701)

					106,719

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Notes to Financial Statements (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 5 Year Notes	49	12/07	$5,251,177	$5,408,375	$(157,198)
U.S. Treasury 5 Year Notes	293	3/08	32,200,090	32,262,047	(61,957)
U.S. Treasury 10 Year Notes	70	12/07	7,646,205	7,974,531	(328,326)
U.S. Treasury 10 Year Notes	103	3/08	11,648,766	11,659,922	(11,156)

					(558,637)

Net Unrealized Loss on Open Futures Contracts					$(451,918)

At November 30, 2007, the Fund held TBA securities with a total cost of $51,980,633.

During the six months ended November 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding May 31, 2007	—	—
Options written	221	$128,442
Options closed	(125)	(58,047)
Options expired	—	—

Options Written, Outstanding November 30, 2007	96	$70,395

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$235,456	$9,617	$8,378
Class B	17,714	2,720	1,908
Class C	573,090	34,798	25,159
Class I	—	13	78

Total	$826,260	$47,148	$35,523

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Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Net Investment Income:
Class A	$4,795,946	$9,267,975
Class B	104,599	318,552
Class C	3,470,820	8,356,216
Class I*	464,923	2,343,342

Total	$8,836,288	$20,286,085

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

6.	Shares of Beneficial Interest

At November 30, 2007, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2007		Year Ended May 31, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,088,746	$29,077,272	7,577,449	$72,182,375
Shares issued on reinvestment	457,601	4,297,915	804,136	7,657,473
Shares repurchased	(4,339,216)	(40,871,824)	(10,001,409)	(95,261,162)

Net Decrease	(792,869)	$(7,496,637)	(1,619,824)	$(15,421,314)

Class B
Shares sold	93,448	$872,219	68,279	$643,714
Shares issued on reinvestment	8,690	80,848	26,075	245,870
Shares repurchased	(218,160)	(2,033,505)	(635,580)	(5,993,268)

Net Decrease	(116,022)	$(1,080,438)	(541,226)	$(5,103,684)

Class C
Shares sold	253,889	$2,380,960	1,410,292	$13,365,125
Shares issued on reinvestment	315,021	2,945,146	729,716	6,913,007
Shares repurchased	(3,522,250)	(32,958,274)	(10,507,648)	(99,559,165)

Net Decrease	(2,953,340)	$(27,632,168)	(8,367,640)	$(79,281,033)

Class I*
Shares sold	17,035	$159,500	1,595,468	$15,172,914
Shares issued on reinvestment	47,045	441,159	227,312	2,162,188
Shares repurchased	(7,047)	(66,262)	(12,426,583)	(118,205,155)

Net Increase (Decrease)	57,033	$534,397	(10,603,803)	$(100,870,053)

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

32         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Capital Loss Carryforward

As of May 31, 2007, the Fund had a net capital loss carryforward of approximately $46,145,362, of which $338,424 expires in 2008, $340,617 expires in 2009, $1,736,816 expires in 2010, $9,454,718 expires in 2011, $17,116,336 expires in 2012, $8,149,308 expires in 2013, $3,051,377 expires in 2014, and $5,957,766 expires in 2015. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no

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Notes to Financial Statements (unaudited) (continued)

certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision

34         Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the Plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

10.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment

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Notes to Financial Statements (unaudited) (continued)

Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and

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Notes to Financial Statements (unaudited) (continued)

considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was June 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157.

12.	Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Legg Mason Partners Adjustable Rate Income Fund 2007 Semi-Annual Report         37

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Trust’s Board members who are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Board Members”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Adjustable Rate Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist them in their consideration of the Management Agreement and the Sub-Advisory Agreement with respect to the Fund and were given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board Approval of Management Agreement and Sub-Advisory Agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Fund’s Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weights to the various factors.

38         Legg Mason Partners Adjustable Rate Income Fund

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and by the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Sub-Adviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc. (“Legg Mason”), the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received

Legg Mason Partners Adjustable Rate Income Fund         39

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as adjustable-rate mortgage funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was better than the median.

Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and the actual fees paid (after taking certain waivers and reimbursements into account) (the “Actual Management Fee”) and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as adjustable-rate mortgage, U.S. mortgage or GNMA funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s

40         Legg Mason Partners Adjustable Rate Income Fund

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

Contractual Fee was at the median and its Actual Management Fee (which reflects a fee waiver) was above the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the Management Fee and the subadvisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager Profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board determined that the management fee structure, including the breakpoints, was reasonable.

Other Benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board determined that the continuation of the Management Agreement and of the Sub-Advisory Agreement would be in the best interests of shareholders and approved the continuation of such Agreements for another year.

Legg Mason Partners Adjustable Rate Income Fund         41

Legg Mason Partners Adjustable Rate Income Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management
Company

DISTRIBUTOR

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts,

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Adjustable Rate Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

FD0301 01/08	SR08-483

Legg Mason Partners Adjustable Rate Income Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	February 1, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of Legg Mason Partners Income Trust

Date:	February 1, 2008